INCOME TAXES - Summary of Income Tax Contingency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1, 2019	$ 60	$ 360
Additions for tax positions of current years	0	0
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	0	0
Reductions for tax positions of prior years	0	0
Expiration of applicable statutes of limitations	0	(300)
Balance at December 31, 2018	$ 60	$ 60